Employee benefits liabilities - Disclosure of changes in net defined benefit obligations for healthcare and life insurance plans and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	€ 3,538
Other:
Net defined benefit liability (asset), end of period	3,913	€ 3,538
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	25,932
Other:
Net defined benefit liability (asset), end of period	26,203	25,932
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	105	143	€ 92
Health care and life insurance plans | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	1,697	1,722
Included in the Consolidated Income Statement	105	143
Actuarial (gains)/losses from:
- Demographic and other assumptions	(2)	(25)
Financial assumptions	(51)	40
Effect of movements in exchange rates	81	(53)
Other:
Benefits paid	(130)	(130)
Net defined benefit liability (asset), end of period	1,700	1,697	1,722
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	(14)	60	(34)
Other post-employment benefits | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	767	805
Included in the Consolidated Income Statement	(14)	60
Actuarial (gains)/losses from:
- Demographic and other assumptions	(21)	(27)
Financial assumptions	123	(29)
Effect of movements in exchange rates	(4)	(4)
Other:
Benefits paid	(66)	(47)
Other changes	(32)	9
Net defined benefit liability (asset), end of period	€ 753	€ 767	€ 805